Lease commitments (Tables)	12 Months Ended
Mar. 31, 2016
Lease commitments
Schedule of Capital Leased Assets
	Yen in millions
	March 31
Class of property	2015	2016
Machinery and equipment	¥7,322	¥13,389
Other leased assets	107	134
Less — Accumulated amortization	(3,289)	(8,262)

	¥4,140	¥5,261

Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016 are as follows:

Yen in Millions
Year ending March 31:
2017	¥2,314
2018	6,571
2019	85
2020	87
2021	14
2022 and thereafter	11

Total minimum lease payments	9,082
Less — Amount representing interest	(334)

Present value of net minimum lease payments	8,748
Less — Current obligations	(2,273)

Long-term capital lease obligations	¥6,475

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2016 are as follows:

Yen in millions
Year ending March 31:
2017	¥2,363
2018	1,772
2019	1,492
2020	1,210
2021	957
2022 and thereafter	1,489

Total minimum future rentals	¥9,283

Schedule Of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2016 are as follows:

Yen in millions
Year ending March 31:
2017	¥127
2018	64
2019	34
2020	32
2021	32
2022 and thereafter	59

Total minimum future rentals	¥348